Brighthouse Wellington Core Equity Opportunities Portfolio Investment Objectives and Goals - Brighthouse Wellington Core Equity Opportunities Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Brighthouse/Wellington Core Equity Opportunities Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Provide a growing stream of income over time and,
Objective, Secondary [Text Block]	secondarily, long-term capital appreciation and current income.